Property, Plant And Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant And Equipment
Property, Plant And Equipment
4.	PROPERTY, PLANT AND EQUIPMENT:

Property, plant and equipment consisted of the following:

	December 31,
	2010	2009
Machinery and equipment	$4,852,268	$4,852,178
Production molds	3,068,027	3,068,027
Furniture and fixtures	351,719	351,719
Leasehold improvements	142,052	142,052
Assets in process	173	—

	8,414,239	8,413,976
Less – accumulated depreciation	(7,768,893)	(7,343,888)

	$645,346	$1,070,088

Depreciation expense was $444,000 in 2010 and $556,000 in 2009.

Assets in process include capital assets that are not yet ready for production and they are not depreciated until they are substantially complete and ready to be put into production. We did not record any capitalized interest related to our assets in process at December 31, 2010.